UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04178)

Exact name of registrant as specified in charter:	Putnam American Government Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2015

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments:

Putnam American Government Income Fund

The fund's portfolio
6/30/15 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (56.4%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (9.8%)

Government National Mortgage Association Pass-Through Certificates
6s, January 15, 2029			$3	$3
5s, TBA, July 1, 2045			4,000,000	4,358,750
4 1/2s, with due dates from December 20, 2040 to January 20, 2045			9,116,916	10,028,900
4s, with due dates from March 20, 2044 to May 20, 2045			7,487,215	8,047,358
3 1/2s, with due dates from January 20, 2045 to May 20, 2045			21,909,423	22,797,446
3s, TBA, July 1, 2045			6,000,000	6,057,656

				51,290,113
U.S. Government Agency Mortgage Obligations (46.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
7 1/2s, October 1, 2029			451,033	529,892
6s, September 1, 2021			5,499	6,018
5 1/2s, with due dates from July 1, 2019 to August 1, 2019			115,284	123,166
4 1/2s, with due dates from January 1, 2037 to May 1, 2044			4,010,256	4,407,125
3 1/2s, with due dates from August 1, 2043 to March 1, 2045			12,523,155	12,904,433
3s, March 1, 2043			834,521	832,826

Federal National Mortgage Association Pass-Through Certificates
6 1/2s, with due dates from July 1, 2016 to February 1, 2017			8,933	9,202
6s, January 1, 2038			1,583,889	1,798,456
6s, with due dates from July 1, 2016 to August 1, 2022			659,588	719,460
6s, TBA, July 1, 2045			4,000,000	4,547,500
5 1/2s, January 1, 2038			5,000,000	5,616,037
5 1/2s, with due dates from September 1, 2017 to February 1, 2021			189,055	202,586
5 1/2s, TBA, July 1, 2045			6,000,000	6,739,687
5s, March 1, 2021			11,136	11,934
4 1/2s, with due dates from March 1, 2039 to February 1, 2044			5,710,238	6,219,601
4 1/2s, TBA, July 1, 2045			12,000,000	12,974,063
4s, with due dates from July 1, 2042 to February 1, 2045			33,098,576	35,302,566
4s, with due dates from May 1, 2019 to September 1, 2020			51,774	54,382
3 1/2s, with due dates from March 1, 2043 to May 1, 2045			9,691,694	10,035,119
3 1/2s, TBA, July 1, 2045			36,000,000	37,094,062
3s, with due dates from December 1, 2042 to May 1, 2045			33,957,720	33,925,101
3s, TBA, July 1, 2045			70,000,000	69,715,625

				243,768,841

Total U.S. government and agency mortgage obligations (cost $298,135,892)				$295,058,954

U.S. TREASURY OBLIGATIONS (27.9%)(a)
			Principal amount	Value

U.S. Treasury Bonds
7 1/8s, February 15, 2023			$12,085,000	$16,394,293
6 1/4s, August 15, 2023			17,682,000	23,074,147
4 1/2s, August 15, 2039(SEGSF)(SEGCCS)			42,774,000	53,513,448

U.S. Treasury Notes 0 5/8s, May 31, 2017(SEGSF)			52,927,000	52,924,931

Total U.S. treasury Obligations (cost $140,733,161)				$145,906,819

MORTGAGE-BACKED SECURITIES (22.1%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (22.1%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.858s, 2032			$64,071	$91,161
IFB Ser. 3408, Class EK, 25.047s, 2037			345,952	538,594
IFB Ser. 2976, Class LC, 23.74s, 2035			114,220	174,232
IFB Ser. 2979, Class AS, 23.593s, 2034			41,068	49,223
IFB Ser. 3072, Class SM, 23.116s, 2035			337,470	504,968
IFB Ser. 3072, Class SB, 22.97s, 2035			274,883	409,725
IFB Ser. 3249, Class PS, 21.663s, 2036			158,710	231,951
IFB Ser. 3065, Class DC, 19.304s, 2035			1,911,965	2,753,057
IFB Ser. 2990, Class LB, 16.472s, 2034			438,411	579,478
IFB Ser. 3232, Class KS, IO, 6.115s, 2036			1,770,057	254,999
IFB Ser. 4136, Class ES, IO, 6.065s, 2042			3,864,352	718,344
IFB Ser. 315, Class S1, IO, 5.735s, 2043			4,054,198	1,016,200
Ser. 4122, Class TI, IO, 4 1/2s, 2042			3,749,851	809,218
Ser. 4018, Class DI, IO, 4 1/2s, 2041			5,350,324	898,854
Ser. 4329, Class MI, IO, 4 1/2s, 2026			6,080,696	742,453
Ser. 4116, Class MI, IO, 4s, 2042			7,964,403	1,725,791
Ser. 4019, Class JI, IO, 4s, 2041			6,250,285	1,026,297
Ser. 3996, Class IK, IO, 4s, 2039			6,883,191	911,966
Ser. 4165, Class AI, IO, 3 1/2s, 2043			3,281,478	607,434
Ser. 303, Class C19, IO, 3 1/2s, 2043			3,016,885	642,838
Ser. 4150, IO, 3 1/2s, 2043			3,840,034	864,030
Ser. 4136, Class IQ, IO, 3 1/2s, 2042			7,460,700	1,104,397
Ser. 4122, Class AI, IO, 3 1/2s, 2042			5,168,630	697,770
Ser. 4199, Class CI, IO, 3 1/2s, 2037			5,122,228	669,987
Ser. 304, IO, 3 1/2s, 2027			6,617,743	744,496
Ser. 304, Class C37, IO, 3 1/2s, 2027			4,912,912	538,652
FRB Ser. T-57, Class 2A1, 3 1/4s, 2043			1,185	1,158
Ser. 4150, Class DI, IO, 3s, 2043			5,940,194	879,891
Ser. 4141, Class PI, IO, 3s, 2042			4,850,916	631,395
Ser. 4158, Class TI, IO, 3s, 2042			11,550,000	1,510,509
Ser. 4165, Class TI, IO, 3s, 2042			12,626,519	1,554,325
Ser. 4171, Class NI, IO, 3s, 2042			8,718,617	1,058,004
Ser. 4183, Class MI, IO, 3s, 2042			4,024,489	514,732
Ser. 4201, Class JI, IO, 3s, 2041			8,008,197	1,173,762
Ser. 4215, Class EI, IO, 3s, 2032			5,821,111	799,000
Ser. 4057, Class IL, IO, 3s, 2027			13,019,824	1,371,508
Ser. 3939, Class EI, IO, 3s, 2026			6,405,828	611,031
Ser. 3835, Class FO, PO, zero %, 2041			8,382,660	7,165,749
Ser. 3391, PO, zero %, 2037			91,401	81,699
Ser. 3300, PO, zero %, 2037			54,822	46,993
Ser. 3210, PO, zero %, 2036			20,926	19,680
Ser. 3326, Class WF, zero %, 2035			14,703	11,995
FRB Ser. 3117, Class AF, zero %, 2036			7,854	6,209
FRB Ser. 3036, Class AS, zero %, 2035			3,639	3,516

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.778s, 2036			272,037	499,771
IFB Ser. 05-74, Class NK, 26.565s, 2035			92,211	144,866
IFB Ser. 06-8, Class HP, 23.881s, 2036			304,080	465,951
IFB Ser. 05-45, Class DA, 23.734s, 2035			541,585	815,766
IFB Ser. 07-53, Class SP, 23.514s, 2037			380,660	576,113
IFB Ser. 08-24, Class SP, 22.598s, 2038			2,329,601	3,403,316
IFB Ser. 05-122, Class SE, 22.446s, 2035			506,457	731,765
IFB Ser. 05-75, Class GS, 19.689s, 2035			329,277	445,468
IFB Ser. 05-106, Class JC, 19.544s, 2035			485,875	720,197
IFB Ser. 05-83, Class QP, 16.908s, 2034			143,315	187,926
IFB Ser. 11-4, Class CS, 12.526s, 2040			1,214,161	1,462,063
Ser. 06-10, Class GC, 6s, 2034			256,965	258,250
IFB Ser. 13-101, Class AS, IO, 5.763s, 2043			5,685,979	1,424,906
IFB Ser. 13-103, Class SK, IO, 5.733s, 2043			2,357,545	589,949
IFB Ser. 13-102, Class SH, IO, 5.713s, 2043			5,679,467	1,371,364
Ser. 409, Class 82, IO, 4 1/2s, 2040			3,204,770	705,443
Ser. 418, Class C24, IO, 4s, 2043			3,626,472	794,651
Ser. 12-118, Class PI, IO, 4s, 2042			4,554,860	902,175
Ser. 12-96, Class PI, IO, 4s, 2041			3,520,534	599,265
Ser. 12-62, Class MI, IO, 4s, 2041			3,766,053	625,907
Ser. 409, Class C16, IO, 4s, 2040			5,812,154	1,170,144
Ser. 12-104, Class HI, IO, 4s, 2027			7,004,147	928,814
FRB Ser. 03-W14, Class 2A, 3.551s, 2043			1,115	1,115
Ser. 15-10, Class AI, IO, 3 1/2s, 2043			6,728,504	1,070,034
Ser. 418, Class C15, IO, 3 1/2s, 2043			7,905,573	1,749,356
Ser. 12-124, Class JI, IO, 3 1/2s, 2042			2,678,339	408,125
Ser. 13-22, Class PI, IO, 3 1/2s, 2042			5,712,492	1,104,470
Ser. 12-114, Class NI, IO, 3 1/2s, 2041			7,171,431	1,220,649
Ser. 417, Class C19, IO, 3 1/2s, 2033			4,752,809	769,527
FRB Ser. 03-W11, Class A1, 3.463s, 2033			46	47
FRB Ser. 03-W3, Class 1A4, 3.44s, 2042			2,016	1,975
FRB Ser. 04-W7, Class A2, 3.36s, 2034			531	547
Ser. 13-55, Class IK, IO, 3s, 2043			4,176,004	559,209
Ser. 12-151, Class PI, IO, 3s, 2043			3,721,919	481,988
Ser. 13-8, Class NI, IO, 3s, 2042			5,592,334	776,666
Ser. 12-145, Class TI, IO, 3s, 2042			4,651,149	471,627
Ser. 13-35, Class IP, IO, 3s, 2042			3,329,666	365,743
Ser. 13-55, Class PI, IO, 3s, 2042			7,614,111	884,988
Ser. 13-53, Class JI, IO, 3s, 2041			5,180,434	655,221
Ser. 13-23, Class PI, IO, 3s, 2041			4,979,826	457,895
Ser. 13-30, Class IP, IO, 3s, 2041			7,172,984	681,362
Ser. 13-23, Class LI, IO, 3s, 2041			4,516,151	435,583
Ser. 14-28, Class AI, IO, 3s, 2040			5,366,429	752,765
FRB Ser. 04-W2, Class 4A, 2.757s, 2044			930	965
FRB Ser. 07-95, Class A3, 0.437s, 2036			11,444,382	10,986,607
FRB Ser. 01-50, Class B1, IO, 0.409s, 2041			6,870,599	92,327
Ser. 01-79, Class BI, IO, 0.311s, 2045			1,378,704	13,357
Ser. 08-53, Class DO, PO, zero %, 2038			244,471	218,608
Ser. 07-64, Class LO, PO, zero %, 2037			67,578	61,856
Ser. 07-44, Class CO, PO, zero %, 2037			117,134	104,758
Ser. 08-36, Class OV, PO, zero %, 2036			39,208	36,173
FRB Ser. 88-12, Class B, zero %, 2018			2,001	1,956

Government National Mortgage Association
IFB Ser. 11-81, Class SB, IO, 6.52s, 2036			4,741,430	670,391
IFB Ser. 11-70, Class SN, IO, 5.715s, 2041			1,309,059	228,195
Ser. 14-133, Class IP, IO, 5s, 2044			3,858,638	880,155
Ser. 13-51, Class QI, IO, 5s, 2043			5,254,590	1,029,952
Ser. 13-3, Class IT, IO, 5s, 2043			3,186,457	699,389
Ser. 13-6, Class OI, IO, 5s, 2043			1,469,269	307,665
Ser. 13-16, Class IB, IO, 5s, 2040			2,436,313	175,225
Ser. 10-35, Class UI, IO, 5s, 2040			5,927,147	1,215,065
Ser. 10-9, Class UI, IO, 5s, 2040			10,876,767	2,245,965
Ser. 09-121, Class UI, IO, 5s, 2039			5,758,656	1,170,447
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			786,998	148,491
Ser. 13-24, Class IK, IO, 4 1/2s, 2043			3,698,960	698,808
Ser. 12-129, IO, 4 1/2s, 2042			5,406,627	1,202,164
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			3,633,365	536,103
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			9,287,737	1,796,341
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			2,928,600	580,074
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			1,992,618	387,315
Ser. 09-121, Class CI, IO, 4 1/2s, 2039			4,833,133	1,190,207
Ser. 11-81, Class PI, IO, 4 1/2s, 2037			3,035,030	143,921
Ser. 15-53, Class MI, IO, 4s, 2045			4,074,678	967,577
Ser. 15-40, IO, 4s, 2045			3,268,039	819,755
Ser. 13-165, Class IL, IO, 4s, 2043			2,226,383	386,144
Ser. 12-56, Class IB, IO, 4s, 2042			6,948,612	1,305,027
Ser. 12-47, Class CI, IO, 4s, 2042			3,035,880	602,897
Ser. 14-104, IO, 4s, 2042			6,351,590	1,210,994
Ser. 14-4, Class IK, IO, 4s, 2039			4,149,454	594,907
Ser. 11-71, Class IK, IO, 4s, 2039			4,473,032	610,399
Ser. 10-114, Class MI, IO, 4s, 2039			7,440,395	871,642
Ser. 14-182, Class BI, IO, 4s, 2039			3,838,956	702,452
Ser. 10-116, Class QI, IO, 4s, 2034			1,251,565	40,676
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			6,336,060	880,142
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			4,004,298	552,673
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			3,740,502	548,432
Ser. 12-136, IO, 3 1/2s, 2042			6,308,736	1,417,005
Ser. 14-46, Class JI, IO, 3 1/2s, 2041			3,173,158	460,679
Ser. 13-18, Class GI, IO, 3 1/2s, 2041			4,137,766	567,288
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			3,083,638	304,580
Ser. 14-102, Class IG, IO, 3 1/2s, 2041			3,235,564	488,926
Ser. 12-48, Class KI, IO, 3 1/2s, 2039			3,904,453	459,125
Ser. 14-147, Class MI, IO, 3 1/2s, 2039			14,081,370	1,241,414
Ser. 15-24, Class AI, IO, 3 1/2s, 2037			7,478,502	1,150,568
Ser. 14-160, Class IB, IO, 3s, 2040			8,415,943	958,576
Ser. 14-141, Class CI, IO, 3s, 2040			5,227,022	628,220
Ser. 14-44, Class IC, IO, 3s, 2028			6,541,876	711,436
Ser. 15-H10, Class HI, IO, 2.01s, 2065			14,625,919	1,761,984
Ser. 10-151, Class KO, PO, zero %, 2037			427,523	380,658
Ser. 06-36, Class OD, PO, zero %, 2036			5,196	4,533

				115,871,422

Total mortgage-backed securities (cost $112,499,143)				$115,871,422

PURCHASED SWAP OPTIONS OUTSTANDING (1.5%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(2.0875)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.0875		$17,916,200	$610,226

(2.685)/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.685		35,137,300	329,237

2.474/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.474		35,067,000	259,496

(1.548)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.548		175,335,000	234,949

2.434/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.434		35,067,000	195,674

2.391/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.391		70,134,000	187,959

2.2575/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.2575		36,443,300	53,936

2.1325/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.1325		36,443,300	14,213

2.151/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.151		70,134,000	70

Citibank, N.A.

2.493/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.493		35,087,000	370,870

2.403/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.403		35,087,000	235,083

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		66,054,500	159,852

2.368/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.368		35,067,000	71,887

2.268/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.268		35,067,000	17,884

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		8,741,100	938,095

2.44375/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.44375		70,174,000	656,127

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		8,741,100	594,876

2.43375/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.43375		70,174,000	553,673

(2.70125)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.70125		70,174,000	176,838

Goldman Sachs International

(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82		11,904,425	879,142

2.4575/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.4575		70,174,000	660,337

(2.7475)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.7475		70,174,000	169,821

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		66,054,500	136,733

(2.5705)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.5705		70,134,000	93,980

2.06625/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.06625		73,626,600	4,418

JPMorgan Chase Bank N.A.

0.98/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.98		87,151,800	125,499

Total purchased swap options outstanding (cost $7,553,425)				$7,730,875

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Aug-15/$99.02		$27,200,000	$260,358

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Jul-15/101.86		34,000,000	1,224

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Jul-15/103.42		34,000,000	34

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/99.13		36,000,000	392,508

Total purchased options outstanding (cost $1,178,594)				$654,124

SHORT-TERM INVESTMENTS (20.7%)(a)
			Principal amount/shares	Value

Federal Home Loan Banks unsec. discount notes 0.09%, August 5, 2015			$12,000,000	$11,998,950

Federal Home Loan Banks unsec. discount notes 0.09%, July 24, 2015			8,000,000	7,999,566

Federal Home Loan Mortgage Corporation unsec. discount notes 0.07%, July 22, 2015			17,000,000	16,999,306

Federal Home Banks unsec. discount notes 0.07%, July 8, 2015			13,000,000	12,999,823

Federal National Mortgage Association unsec. discount notes 0.06%, July 1, 2015			5,000,000	5,000,000

Putnam Money Market Liquidity Fund 0.08%(AFF)		Shares	50,573,832	50,573,832

U.S. Treasury Bills 0.02%, October 8, 2015(SEG)			$285,000	284,990

U.S. Treasury Bills 0.02%, October 1, 2015(SEG)			230,000	229,990

U.S. Treasury Bills 0.02%, September 10, 2015(SEG)			78,000	78,002

U.S. Treasury Bills 0.02%, August 20, 2015(SEG)			50,000	49,999

U.S. Treasury Bills 0.02%, August 13, 2015(SEG)			570,000	569,988

U.S. Treasury Bills 0.02%, July 23, 2015(SEG)(SEGSF)			250,000	249,997

U.S. Treasury Bills 0.03%, July 16, 2015(SEG)(SEGSF)			130,000	129,999

U.S. Treasury Bills 0.02%, July 2, 2015(SEG)(SEGSF)			50,000	50,000

SSgA Prime Money Market Fund Class N 0.04%(P)		Shares	949,000	949,000

Total short-term investments (cost $108,163,434)				$108,163,442

TOTAL INVESTMENTS

Total investments (cost $668,263,649)(b)				$673,385,636

FUTURES CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	30	$4,525,313	Sep-15	$36,097
U.S. Treasury Bond Ultra 30 yr (Long)	21	3,235,313	Sep-15	(94,592)
U.S. Treasury Note 2 yr (Long)	108	23,645,250	Sep-15	40,285
U.S. Treasury Note 5 yr (Long)	887	105,781,680	Sep-15	(8,694)
U.S. Treasury Note 10 yr (Long)	43	$5,425,391	Sep-15	(4,789)

Total				$(31,693)

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/15 (premiums $7,795,998) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(2.281)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.281	$35,067,000	$1,403
1.798/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.798	175,335,000	103,448
1.278/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.278	43,833,750	129,748
(2.3825)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.3825	36,443,300	157,435
2.955/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.955	70,274,600	245,961
1.66/3 month USD-LIBOR-BBA/Jul-20	Jul-15/1.66	35,832,400	273,401
(2.541)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.541	35,067,000	354,177
(2.604)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.604	35,067,000	541,084
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	66,054,500	62,091
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	66,054,500	91,155
(2.468)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.468	35,067,000	202,337
(2.583)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.583	35,087,000	546,655
Credit Suisse International

2.5675/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.5675	35,087,000	198,943
(2.5675)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.5675	35,087,000	513,674
(2.60)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.60	35,087,000	608,058
2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	8,741,100	1,357,263
Goldman Sachs International

(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885	11,904,425	36,309
2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	132,109,000	128,146
2.6025/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.6025	35,087,000	193,680
(2.6025)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.6025	35,087,000	600,339
JPMorgan Chase Bank N.A.

(0.83)/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.83	87,151,800	41,833
(0.905)/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.905	87,151,800	76,694
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	6,128,000	828,935

Total			$7,292,769

WRITTEN OPTIONS OUTSTANDING at 6/30/15 (premiums $1,196,406) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Jul-15/$102.64	$68,000,000	$68
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/97.13	72,000,000	254,880
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/96.13	36,000,000	74,196
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-15/99.86	17,000,000	97,274
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-15/102.48	34,000,000	262,514

Total			$688,932

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

(2.594)/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-15/2.594	$70,174,000	$(315,783)	$53,332
2.454/3 month USD-LIBOR-BBA/Jul-25 (Written)	Jul-15/2.454	35,087,000	311,397	(58,595)
JPMorgan Chase Bank N.A.

(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	8,784,325	(233,733)	63,950
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	8,784,325	(245,961)	23,630
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	17,510,800	(115,781)	(77,923)
2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	8,784,325	(215,242)	(92,499)
2.2325/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.2325	35,067,000	(192,869)	(93,278)
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	8,784,325	(223,201)	(114,197)
2.3675/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.3675	35,067,000	(347,163)	(131,151)
1.963/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-15/1.963	36,813,300	(161,979)	(161,979)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	35,021,500	(246,026)	(167,753)
2.079/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-15/2.079	36,813,300	(272,418)	(272,418)
(2.195)/3 month USD-LIBOR-BBA/Jul-25 (Written)	Jul-15/2.195	36,813,300	428,875	428,875
(2.5025)/3 month USD-LIBOR-BBA/Aug-25 (Written)	Aug-15/2.5025	35,067,000	540,032	130,800
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	70,043,000	224,138	104,084
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	38,475,300	254,899	79,875
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	38,475,300	245,961	50,557
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	35,021,500	107,236	47,979
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	38,475,300	221,514	40,784
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	38,475,300	219,309	11,158

Total			$(16,795)	$(134,769)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/15 (proceeds receivable $38,221,406) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, July 1, 2045	$22,000,000	7/14/15	$23,306,250
Federal National Mortgage Association, 3 1/2s, July 1, 2045	2,000,000	7/14/15	2,060,781
Government National Mortgage Association, 4 1/2s, July 1, 2045	7,000,000	7/20/15	7,555,079
Government National Mortgage Association, 4s, July 1, 2045	1,000,000	7/20/15	1,059,766
Government National Mortgage Association, 3 1/2s, July 1, 2045	4,000,000	7/20/15	4,151,562

Total			$38,133,438

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$77,508,000		$346,905	6/17/20	1.80%	3 month USD-LIBOR-BBA	$158,634
	25,320,600	(E)	107,161	4/20/19	3 month USD-LIBOR-BBA	1.85%	(12,783)
	6,338,900	(E)	(214,110)	4/20/27	2.415%	3 month USD-LIBOR-BBA	68,009
	37,588,000		(271,130)	7/1/25	2.2125%	3 month USD-LIBOR-BBA	519,308
	37,588,000		(165,883)	7/1/25	2.325%	3 month USD-LIBOR-BBA	238,827
	37,588,000		435,525	7/1/25	3 month USD-LIBOR-BBA	2.10%	(740,641)
	92,814,800	(E)	(665,114)	9/16/25	3 month USD-LIBOR-BBA	2.60%	97,361
	103,290,000	(E)	279,907	9/16/20	2.00%	3 month USD-LIBOR-BBA	(337,768)
	14,636,000		(193)	6/30/25	3 month USD-LIBOR-BBA	2.54249%	135,260
	446,489,000	(E)	505,971	9/16/17	1.25%	3 month USD-LIBOR-BBA	(1,265,251)
	12,919,100	(E)	(516,123)	9/16/45	3 month USD-LIBOR-BBA	3.10%	(114,419)
	235,630,000		240,889	6/18/17	0.955%	3 month USD-LIBOR-BBA	(116,944)
	65,221,000		(245)	6/30/17	0.93813%	3 month USD-LIBOR-BBA	(58,893)
	14,636,244		(193)	6/30/25	3 month USD-LIBOR-BBA	2.54563%	139,464
	65,221,000		(245)	6/30/17	0.93999%	3 month USD-LIBOR-BBA	(61,310)
	14,247,000		(188)	7/2/25	2.46033%	3 month USD-LIBOR-BBA	(18,738)

	Total		$82,934	$(1,369,884)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$1,777,631	$—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	$1,252
1,839,730	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	967
3,460,230	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(14,171)
3,181,311	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,568
2,944,102	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,222
9,042,119	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(37,031)
7,910,669	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	11,343
9,280,633	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	13,308
354,279	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	655
848,821	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,217
1,070,842	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,536
740,628	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	359
7,741,701	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(31,705)
9,691,122	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	13,896
2,948,192	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	5,451
73,757	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	159
655,712	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	940
1,516,091	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	561
708,259	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	794
17,133,476	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	24,568
3,267,609	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(13,382)
549,489	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	203
337,361	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	378
1,536,660	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	1,082
5,911,406	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,477
84,937	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	95
275,567	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	309
199,697	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	224
9,824,381	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(40,235)
2,744,551	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(13,525)
1,460,127	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	260
730,098	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	130
730,098	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	130
1,465,157	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	261
3,805,316	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	678
1,465,157	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	261
1,251,867	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,696
2,925,284	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	521
1,388,882	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	2,445
948,025	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,883)
1,121,886	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,609
5,376,390	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(22,018)
1,418,128	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	2,809
Citibank, N.A.
1,303,215	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,869
141,708	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	203
Credit Suisse International
356,947	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	512
2,028,175	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	3,570
3,934,672	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,455
2,712,301	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	7,915
1,009,229	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,999
172,428	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	342
Goldman Sachs International
1,882,759	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,055
1,452,408	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,128
4,997,991	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,426
1,824,291	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,929
5,468,434	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,841
4,565,220	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,399
4,565,220	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,399
2,694,905	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,037)
1,012,416	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,146)
1,042,682	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	61
320,480	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	156
2,198,810	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,067
1,435,467	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,879)
3,691,761	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(15,118)
1,722,574	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,055)
136,908	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(561)
364,996	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,495)
718,009	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,546
2,063,329	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,444
3,007,323	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,580
3,357,365	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,764
3,393,504	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,647
3,727,300	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,958
2,782,518	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,029
2,724,937	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	4,797
JPMorgan Chase Bank N.A.
240,991	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	89
2,782,518	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,029
2,724,580	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	4,796

Total	$—	$(43,872)

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2014 through June 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $523,242,036.
(b)	The aggregate identified cost on a tax basis is $668,568,686, resulting in gross unrealized appreciation and depreciation of $19,722,133 and $14,905,183, respectively, or net unrealized appreciation of $4,816,950.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$102,642,994	$140,968,377	$193,037,539	$54,177	$50,573,832
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $322,489,095 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge interest rate risk.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,210,700 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,093,539 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,191,284 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Mortgage-backed securities	—	114,109,438	1,761,984
Purchased options outstanding	—	654,124	—
Purchased swap options outstanding	—	7,730,875	—
U.S. government and agency mortgage obligations	—	295,058,954	—
U.S. treasury obligations	—	145,906,819	—
Short-term investments	51,522,832	56,640,610	—

Totals by level	$51,522,832	$620,100,820	$1,761,984

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	(31,693)	—	—
Written options outstanding	—	(688,932)	—
Written swap options outstanding	—	(7,292,769)	—
Forward premium swap option contracts	—	(134,769)	—
TBA sale commitments	—	(38,133,438)	—
Interest rate swap contracts	—	(1,452,818)	—
Total return swap contracts	—	(43,872)	—

Totals by level	$(31,693)	$(47,746,598)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$12,590,330	$13,850,184

Total	$12,590,330	$13,850,184

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$95,700,000
Purchased swap option contracts (contract amount)		$1,106,400,000
Written TBA commitment option contracts (contract amount)		$178,500,000
Written swap option contracts (contract amount)		$942,800,000
Futures contracts (number of contracts)		1,000
Centrally cleared interest rate swap contracts (notional)		$1,226,200,000
OTC total return swap contracts (notional)		$223,600,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	—	—	223,570	—	—	—	—	—	223,570
	OTC Total return swap contracts*#	—	107,364	—	2,072	15,793	46,226	5,914	—	177,369
	Futures contracts§	—	—	—	—	—	—	—	—	—
	Forward premium swap option contracts#	53,332	—	—	—	—	—	981,692	—	1,035,024
	Purchased swap options#	1,885,760	—	—	855,576	2,919,609	1,944,431	125,499	—	7,730,875
	Purchased options#	—	—	—	—	—	—	654,124	—	654,124

	Total Assets	$1,939,092	$107,364	$223,570	$857,648	$2,935,402	$1,990,657	$1,767,229	$—	$9,820,962

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	183,658	—	—		—	—	183,658
	OTC Total return swap contracts*#	—	175,950	—	—	—	45,291	—	—	221,241
	Futures contracts§	—	—	—	—	—	—	—	42,563	42,563
	Forward currency contracts#	—	—	—	—	—	—	—	—	—
	Forward premium swap option contracts#	58,595	—	—	—	—	—	1,111,198	—	1,169,793
	Written swap options#	1,806,657	—	—	902,238	2,677,938	958,474	947,462	—	7,292,769
	Written options#	—	—	—	—	—	—	688,932	—	688,932

	Total Liabilities	$1,865,252	$175,950	$183,658	$902,238	$2,677,938	$1,003,765	$2,747,592	$42,563	$9,598,956

	Total Financial and Derivative Net Assets	$73,840	$(68,586)	$39,912	$(44,590)	$257,464	$986,892	$(980,363)	$(42,563)	$222,006
	Total collateral received (pledged)##†	$73,840	$(60,998)	$—	$(44,590)	$257,464	$986,892	$(980,363)	$—
	Net amount	$—	$(7,588)	$39,912	$—	$—	$—	$—	$(42,563)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam American Government Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 28, 2015